F1 Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Summary of Capital Objectives-Related Information

Capital objectives-related information
	2022	2021
Free cash flow before M&A as % of net sales 1)	8.2%	13.8%
Positive net cash (SEK billion) 1)	23.3	65.8
Credit rating
Fitch Ratings	BBB-, stable	BBB-, stable
S&P Global	BBB-, developing	BBB-, stable
Moody´s	Ba1, stable	Ba1, stable
1)
For more information about the measures, see Alternative performance measures and Financial terminology.

Summary of Net Exposure for Largest Currencies Impact on Sales

Currency exposure, SEK billion
Exposure currency	Sales translation exposure	Sales transaction exposure	Sales net exposure	Cost translation exposure	Cost transaction exposure 1)	Cost net exposure
USD 2)	106.2	51.5	157.7	(51.8)	(77.9)	(129.7)
EUR	38.2	1.9	40.1	(32.1)	15.2	(16.9)
JPY	9.7	—	9.7	(3.7)	—	(3.7)
INR	10.9	(0.4)	10.5	(6.5)	0.1	(6.4)
CAD	4.1	—	4.1	(1.0)	0.4	(0.6)
TWD	4.5	—	4.5	(1.8)	—	(1.8)
CNY	8.7	(0.3)	8.4	(7.2)	1.2	(6.0)
KRW	4.5	—	4.5	(2.5)	0.2	(2.3)

1)	External purchases in foreign currency translated to functional currency.
2)
Sales transaction exposure in 2022 includes volume in the cash flow hedge of USD 401 million. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2023 is USD 2,278 million.

Summary of Sensitivity to Interest Rate Increase of One Basis Point

Sensitivity to interest rate increase of 1 basis point, SEK million
	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	—	—	(1)	(1)	—	(2)
Interest-bearing liabilities 1)	—	—	1	3	4	8
Derivatives	—	—	(1)	(2)	(3)	(6)
Total	—	—	(1)	—	1	—

1)	Borrowings are included as they are designated FVTPL.

Disclosure of Outstanding Derivatives
Outstanding derivatives

Outstanding derivatives
2022	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	1,275	(165)	1,110	(277)	833
Liabilities	(2,778)	165	(2,613)	2,382	(231)
Interest rate derivatives
Assets	11	—	11	—	11
Liabilities	(8)	—	(8)	—	(8)

2021	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	294	(36)	258	—	258
Liabilities	(707)	36	(671)	467	(204)
Interest rate derivatives
Assets	79	(20)	59	—	59
Liabilities	(111)	20	(91)	—	(91)
1)	Currency derivatives designated as cash flow hedge of SEK 566 (9) million are included in Other current receivables and SEK 1,472 (510) million in Other current liabilities.

Summary of Currency Derivatives Designated as Hedging Instruments

Foreign exchange forward contracts
2022	< 3 months	3 – 12 months	> 1 year	Total
Notional Amount (USD millions)	916	1,362	2,194	4,472
Average forward rate (SEK/USD)	9.66	10.46	9.90

Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets

Movements in allowances for impairment of trade receivables and contract assets
	2022	2021
Opening balance	2,398	2,518
Balances regarding acquired business	90	—
Increase in allowance	40	40
Write-offs	(70)	(163)
Translation difference	34	3
Closing balance 1)	2,492	2,398

1)	Of which SEK 1 (1) million relates to contract assets.

Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category

Aging analysis of gross values of trade receivables and contracts assets by risk category
		Days past dues
2022	Not due	1-90	91-180	181-360	>360	Total
Country risk :Low	32,015	2,090	165	103	328	34,701
Country risk: Medium	17,731	1,614	150	134	585	20,214
Country risk: High	3,304	610	384	295	1,240	5,833
Total	53,050	4,314	699	532	2,153	60,748

	Days past dues
2021	Not due	1-90	91-180	181-360	>360	Total
Country risk :Low	36,439	976	171	51	292	37,929
Country risk: Medium	12,119	689	208	220	735	13,971
Country risk: High	4,044	429	293	270	1,367	6,403
Total	52,602	2,094	672	541	2,394	58,303

Summary of Outstanding Customer Finance Credit Exposure

Outstanding customer finance credit risk exposure 1)
	2022	2021
Fair value of customer finance credits	5,370	3,287
Financial guarantees for third-parties	6	6
Accrued interest	8	9
Maximum exposure to credit risk	5,384	3,302
Less third-party risk coverage	(298)	(94)
The Company’s risk exposure, less third-party risk coverage	5,086	3,208

1)	This table shows the maximum exposure to credit risk.

Disclosure of Customer Finance Fair Value Reconciliation

Customer finance fair value reconciliation
	2022	2021
Opening balance	3,287	3,137
Additions	37,295	30,121
Disposals/repayments	(35,412)	(30,468)
Revaluation/amortization of interest	(151)	322
Translation difference	351	175
Closing balance	5,370	3,287
Of which non-current	415	568

Summary of Cash, Cash Equivalents and Interest-Bearing Securities

Cash, cash equivalents, interest bearing securities and derivative assets
2022	Rating or equivalent	< 3 M	3-12 M	1-5 Y	>5 Y	Total
Bank deposits		38,485	166	7	—	38,658
Other financial institutions		604	—	—	—	604
Type of issuer:
Governments	AA/ AAA	915	3,950	277	—	5,142
Corporates	A2/P2	1,283	—	—	—	1,283
Mortgage institutes	AAA	—	1,682	8,880	—	10,562
Derivative assets		323	385	277	136	1,121
		41,610	6,183	9,441	136	57,370

2021	Rating or equivalent	< 3 M	3-12 M	1-5 Y	>5 Y	Total
Bank deposits		44,758	104	11	—	44,873
Other financial institutions		247	—	—	—	247
Type of issuer:
Governments	AA/AAA	5,743	2,906	11,860	—	20,509
Corporates	A2/P2	4,226	—	—	—	4,226
Mortgage institutes	AAA	—	5,749	21,700	304	27,753
Derivative assets		118	199	—	—	317
		55,092	8,958	33,571	304	97,925

Summary of Funding Programs

Funding programs 1)
	Amount	Utilized	Unutilized
Euro Medium-Term Note program (USD million)	5,000	2,218	2,782
SEC Registered program (USD million) 2)	—	—	—
Commercial Paper Program (SEK million)	10,000	—	10,000

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.

Summary of Committed Credit Facilities

Committed credit facilities
	Amount	Utilized	Unutilized
Multi-currency revolving credit facility (USD million)	2,000	—	2,000

Summary of Financial Instruments

Financial instruments
	2022					2021
	Amortized	Fair	Fair value hierarchy level			Amortized	Fair	Fair value hierarchy level
SEK billion	cost	value	Level 1	Level 2	Level 3	cost	value	Level 1	Level 2	Level 3
Assets at fair value through profit or loss
Customer finance	—	5.4	—	—	5.4	—	3.3	—	—	3.3
Interest-bearing securities	—	17.5	17.5	—	—	—	43.3	43.3	—	—
Cash equivalents 1)	—	15.7	—	15.7	—	—	26.0	—	26.0	—
Other financial assets	—	2.1	0.1	—	2.0	—	2.3	0.6	—	1.7
Other current assets	—	1.1	—	1.1	—	—	0.3	—	0.3	—
Assets at fair value through OCI
Trade receivable	—	48.4	—	—	48.4	—	45.4	—	—	45.4
Assets at amortized cost
Interest-bearing securities	0.4	—	—	—	—	0.3	—	—	—	—
Cash equivalents 1)	2.9	—	—	—	—	4.0	—	—	—	—
Other financial assets	0.6	—	—	—	—	0.5	—	—	—	—
Financial assets	3.9	90.2				4.8	120.6

Financial liabilities at designated
FVTPL
Parent Company borrowings	—	(29.6)	(16.7)	(12.9)	—	—	(31.4)	(19.5)	(11.9)	—
Financial liabilities at FVTPL
Other current liabilities	—	(2.6)	—	(2.6)	—	—	(0.8)	—	(0.8)	—
Liabilities at amortized cost
Trade payables	(38.4)	—	—	—	—	(35.7)	—	—	—	—
Borrowings	(3.3)	—	—	—	—	(0.4)	—	—	—	—
Financial liabilities	(41.7)	(32.2)				(36.1)	(32.2)
1)	Total Cash and cash equivalent is SEK 38.3 (54.1) billion, of which SEK 18.6 (30.0) billion relating to Cash equivalents are presented in the table above.

Summary of Reconciliation of Level 3 Fair Value Items Investment in Shares and Participations

Reconciliation of Level 3 fair value items
Investment in shares and participations
Opening balance	1,674
Additions	218
Disposals	(205)
Gains or losses 1)	291
Translation differences	8
Closing balance	1,986

1)	Table shows net gains or losses recognized in Other operating income or expenses, of which SEK 290 million unrealized gains relate to Level 3 assets held at the end of the year.